Intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Accumulated	Net book
2015	Cost	amortization	value

Marketing rights	$15,830	$3,365	$12,465
Trade name	1,131	240	891
Patents	4,312	3,447	865

	$21,273	$7,052	$14,221

		Accumulated	Net book
2014	Cost	amortization	value

Marketing rights	$15,830	$1,782	$14,048
Trade name	1,131	127	1,004
Patents	4,273	3,169	1,104

	$21,234	$5,078	$16,156

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated aggregate amortization expense for intangible assets held at December 31, 2015, for each of the five succeeding years is expected as follows:

2016	$1,889
2017	1,871
2018	1,839
2019	1,817
2020	1,796